Other financial assets (Tables)	12 Months Ended
Dec. 31, 2024
Other Financial Assets
Schedule of other financial assets

	2024	2023

Other financial assets	550,669	216,721

C6 Bank Subscription right (i)	162,958	162,958
5G Fund (ii)	212,394	53,763
Subscription right (iii)	175,317	-

Non-current portion	550,669	216,721